--------------------------------------------------------------------------------

INSTITUTIONAL                             600 FIFTH AVENUE, NEW YORK, N.Y. 10020
DAILY INCOME FUND                                                 (212) 830-5200
================================================================================




Dear Shareholder,




We are pleased to present the semi-annual report of Institutional Daily Income Fund for the period April 1, 1997 through September 30, 1997.

The Fund's Money Market Portfolio had 194 shareholders and net assets of $251,187,355 as of September 30, 1997. The U.S. Treasury Portfolio had 657 shareholders and net assets of $373,239,542 as of September 30, 1997.

We thank you for your support and look forward to continuing to serve your cash management needs.



Sincerely,



\s\Steven W. Duff

Steven W. Duff
President

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
SEPTEMBER 30, 1997
(UNAUDITED)
================================================================================

      Face                                                              Maturity                           Value
     Amount                                                               Date            Yield           (Note 1)
     ------                                                               ----            -----           --------
Commercial Paper (28.56%)
--------------------------------------------------------------------------------------------------------------------
 $13,000,000    General Electric Capital Corporation                     11/19/97           5.58%      $12,902,681
  13,000,000    International Lease Finance Corporation                  10/06/97           5.56        12,990,051
   9,000,000    Island Finance of Puerto Rico Incorporated               11/25/97           5.60         8,924,375
  12,000,000    Sara Lee Corporation                                     10/03/97           5.85        11,996,100
  13,000,000    Sigma Finance Corporation                                11/10/97           5.61        12,920,122
  12,000,000    UBS Finance, Delaware                                    10/01/97           6.40        12,000,000
 -----------                                                                                           -----------
  72,000,000    Total Commercial Paper                                                                  71,733,329
 -----------                                                                                           -----------
Domestic Certificates of Deposit (3.98%)
--------------------------------------------------------------------------------------------------------------------
 $10,000,000    Harris Trust & Savings Bank                              11/18/97           5.57%      $ 9,999,547
 -----------                                                                                           -----------
  10,000,000    Total Domestic Certificates of Deposit                                                   9,999,547
 -----------                                                                                           -----------
Eurodollar Certificates of Deposit (5.57%)
--------------------------------------------------------------------------------------------------------------------
 $14,000,000    Svenskahandelsbanken                                     11/28/97           5.60%      $14,000,551
 -----------                                                                                           -----------
  14,000,000    Total Eurodollar Certificates of Deposit                                                14,000,551
 -----------                                                                                           -----------
Japanese Eurodollar Certificates of Deposit (3.19%)
--------------------------------------------------------------------------------------------------------------------
 $ 8,000,000    Norinchukin Bank                                         10/02/97           5.64%      $ 8,000,002
 -----------                                                                                           -----------
   8,000,000    Total Japanese Eurodollar Certificates of Deposit                                        8,000,002
 -----------                                                                                           -----------
Letter of Credit Commercial Paper (9.11%)
--------------------------------------------------------------------------------------------------------------------
 $13,000,000    China International Marine Containers
                LOC Societe Generale                                     10/08/97           5.56%      $12,986,072
  10,000,000    Garanti Funding Corporation
                LOC Bayerische Vereinsbank, A.G.                         12/04/97           5.65         9,901,511
 -----------                                                                                           -----------
  23,000,000    Total Letter of Credit Commercial Paper                                                 22,887,583
 -----------                                                                                           -----------
Master Notes (1.99%)
--------------------------------------------------------------------------------------------------------------------
 $ 5,000,000    The Goldman Sachs Group L.P.                             04/28/98           6.48%      $ 5,000,000
 -----------                                                                                           -----------
   5,000,000    Total Master Notes                                                                       5,000,000
 -----------                                                                                           -----------
Other Notes (39.15%)
--------------------------------------------------------------------------------------------------------------------
$ 4,320,000     American West Michigan Properties
                LOC Comerica Bank                                        12/01/25           5.68%      $ 4,320,000
    885,000     Antonio Sofo & Son Importing Co.
                LOC PNC Bank                                             12/31/09           5.69           885,000

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------



================================================================================

      Face                                                              Maturity                           Value
     Amount                                                               Date            Yield           (Note 1)
     ------                                                               ----            -----           --------
Other Notes (Continued)
--------------------------------------------------------------------------------------------------------------------
 $10,000,000    Asset-Backed Securities Investment Trust - Series 1997   06/15/98           5.65%      $10,000,000
   1,705,000    Bardstown, KY IDRB (R & J Tower Corporation Project)
                LOC Comerica Bank                                        06/01/24           5.68         1,705,000
   9,534,000    Capital One Funding Corporation Floating Rate Option Notes - Series 1997D
                LOC Bank One Ohio                                        07/02/18           5.59         9,534,000
   1,000,000    City of Colorado Springs Adj. Rate Taxable/Convertible Bonds
                (Goodwill Industries) - 1997B
                LOC Bank One Ohio                                        02/01/07           5.67         1,000,000
   1,100,000    Crystal Enterprises Inc.
                LOC National Bank of Detroit                             06/01/25           5.68         1,100,000
   3,250,000    Delta Capital L.L.C.
                LOC First Michigan Bank                                  10/01/16           5.75         3,250,000
   3,225,000    Delta Capital L.L.C. - Series A
                LOC First Michigan Bank                                  01/01/26           5.75         3,225,000
   2,205,000    Dickinson Press, Inc. Taxable VRN - Series 1997
                LOC First Michigan Bank                                  01/01/27           5.78         2,205,000
   1,350,000    GCG Portage L.L.C.
                LOC Old Kent Bank & Trust Co.                            02/01/26           5.68         1,350,000
     965,000    Hendricks County (Heartland Crossing)
                LOC Bank One Ohio                                        01/01/22           5.78           965,000
   9,000,000    Jacksonville Health Charity Group (Baptist /St. Vincent)
                MBIA Insured                                             08/15/19           5.85         9,000,000
     985,000    LRV Enterprises, L.L.C. Taxable VRN - Series 1996
                LOC First of America                                     09/01/21 (a)       5.68           985,000
   3,600,000    Mayfair Village Retirement Center, Inc., KY
                (Variable Rate Term Notes) - Series 1995
                LOC PNC Bank                                             05/01/00 (a)       5.52         3,600,000
   2,906,000    Mercer County Improvement Authority Taxable RB
                (County Baseball Stadium Project) - Series1997           04/15/98           5.96         2,908,919
   4,250,000    Mississippi Business Finance Corp. Taxable IDRB
                (ABTCO, Inc. Project) - Series 1997B
                LOC First Union National Bank                            04/01/22           5.60         4,250,000
   1,800,000    Mississippi Business Finance Corporation IDRB
                (Howard Industries, Inc.) - Series 1995
                LOC National Bank of Detroit                             06/01/10 (a)       5.87         1,800,000


--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 1997
(UNAUDITED)
================================================================================


      Face                                                              Maturity                           Value
     Amount                                                               Date            Yield           (Note 1)
     ------                                                               ----            -----           --------
Other Notes (Continued)
--------------------------------------------------------------------------------------------------------------------
 $10,000,000    New York City GO Bonds
                FGIC Insured                                             11/21/97           5.77%       $10,000,000
   3,000,000    Passaic County, NJ GO Refunding Bond - Series B
                LOC Bank of Nova Scotia                                  09/01/20 (a)       6.00          3,000,000
   1,000,000    Pennsylvania EDFA (Oglevee Ltd. Project)
                LOC PNC Bank                                             08/01/02 (a)       5.65          1,000,000
     900,000    Pennsylvania EDFA
                (Philadelphia Business & Technical Center Project) - Series A1
                LOC PNC Bank                                             04/01/04 (a)       5.55            900,000
   1,000,000    Pennsylvania EDFA
                (Quality Foods L.P. Project) Taxable Development RB - Series 1995D
                LOC PNC Bank                                             12/01/14 (a)       5.65          1,000,000
     900,000    Pennsylvania EDFA
                (Southpointe Rink Assoc. Project) Taxable Development RB - Series 1994D7
                LOC PNC Bank                                             12/01/09 (a)       5.65            900,000
   2,600,000    Pennsylvania EDFA
                (West 914 Incorporation Project) Taxable Development RB - Series 1991A
                LOC PNC Bank                                             05/01/21 (a)       5.55          2,600,000
   1,600,000    Pennsylvania  EDFA  Taxable  Development  RB
                (C & D Charter Power System) - Series 1991B2
                LOC PNC Bank                                             12/01/00 (a)       5.65          1,600,000
   2,075,000    Rockside Road Properties VRN
                (Rockside Road Properties Project) - Series 1995
                LOC First National Bank of Ohio                          07/01/10           5.65          2,075,000
   1,370,000    SDR Capital, L.L.C.
                LOC First Michigan Bank                                  10/01/26           5.78          1,370,000
   3,090,000    State of Connecticut RRA Taxable VRN - Subseries 2
                LOC National Westminster Bank PLC                        11/15/97 (b)       6.00          3,090,000
   2,200,000    State of Missouri HEFA (SSM Health Care System) 1995 - Series D
                MBIA Insured                                             06/01/24 (a)       6.00          2,200,000
   1,000,000    State of Tennessee Adjustable Taxable BAN - Series B     07/02/01 (a)       4.05          1,000,000
   2,000,000    State of Tennessee Adjustable Taxable BAN - Series D     07/02/01 (a)       4.05          2,000,000
   2,030,000    Trendway Corporation
                LOC Michigan National Bank                               12/01/26           5.68          2,030,000
   1,500,000    Zylstra Funding, Inc.
                LOC First Michigan Bank                                  06/01/27           5.78          1,500,000
 -----------                                                                                            -----------
  98,345,000    Total Other Notes                                                                        98,347,919
 -----------                                                                                            -----------


--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------



================================================================================


      Face                                                              Maturity                           Value
     Amount                                                               Date            Yield           (Note 1)
     ------                                                               ----            -----           --------
Time Deposits (3.18%)
--------------------------------------------------------------------------------------------------------------------
 $ 8,000,000    Dresdner Bank, A.G.                                      10/01/97           6.00%      $  8,000,000
 -----------                                                                                           ------------
   8,000,000    Total Time Deposits                                                                       8,000,000
 -----------                                                                                           ------------
Yankee Certificates of Deposit (5.18%)
--------------------------------------------------------------------------------------------------------------------
 $13,000,000    Canadian Imperial Bank of Commerce                       11/18/97           5.57%      $ 13,000,000
 -----------                                                                                           ------------
  13,000,000    Total Yankee Certificates of Deposit                                                     13,000,000
 -----------                                                                                           ------------
                Total Investments (99.91%) (Cost 250,968,931+)                                          250,968,931
                Cash and Other Assets, Net of Liabilities (0.09%)                                           218,424
                                                                                                       ------------
                Net Assets (100.00%)                                                                   $251,187,355
                                                                                                       ============
                Net Assets Value, offering and redemption price per share:
                Class A,  87,415,355 shares outstanding (Note 3)                                       $       1.00
                                                                                                       ============
                Class B, 163,772,000 shares outstanding (Note 3)                                       $       1.00
                                                                                                       ============

                +   Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:

(a) Securities are payable on demand at par including accrued interest (usually with seven days notice) and where applicable are unconditionally secured as to principal and interest by a letter of credit. The interest rates are adjustable and are based on market rates. The rate shown is the rate in effect at the date of this statement.

(b)  The maturity date indicated for this security is the mandatory put date.


KEYS:
    BAN    =     Bond Anticipation Note                       IDRB   =     Industrial Development Revenue Bond

    EDFA   =     Economic Development Finance Authority       RB     =     Revenue Bond

    GO     =     Government Obligation                        RRA    =     Resource Recovery Authority

    HEFA   =     Health and Educational Finance Authority     VRN    =     Variable Rate Note


--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
SEPTEMBER 30, 1997
(UNAUDITED)
================================================================================


      Face                                                                            Maturity                           Value
     Amount                                                                             Date            Yield           (Note 1)
     ------                                                                             ----            -----           --------
Repurchase Agreements (47.42%)
-----------------------------------------------------------------------------------------------------------------------------------
 $40,000,000    Canadian Imperial Bank of Commerce (Collateralized by $39,844,000,
                U.S. Treasury Bills, due 11/13/97,
                U.S. Treasury Bonds, 6.750% to 8.875%, due 05/15/16 to 08/15/26,
                U.S. Treasury Notes, 5.375 % to 5.875%, due 11/30/97 to 11/30/00)      10/01/97           6.00%       $40,000,000
  40,000,000    Donaldson Lufkin Jenrette (Collateralized by $39,308,000,
                U.S. Treasury Bills, due 12/26/97
                U.S. Treasury Bonds, 7.50% to 13.25%, due 05/15/04 to 05/15/17
                U.S. Treasury Notes, 5.000% to 7.875%, due 04/15/98 to 01/31/99)       10/01/97           6.05         40,000,000
  50,000,000    Goldman Sachs (Collateralized by $112,001,500,
                GNMA's, 2.8625% to 8.5000%, due 05/15/09 to 09/20/27)                  10/01/97           6.25         50,000,000
  27,000,000    Morgan (J.P.) Securities, Inc. (Collateralized by $29,027,000,
                U.S. Treasury Bills, due 09/17/98)                                     10/01/97           6.00         27,000,000
  20,000,000    Goldman Sachs (Collateralized by $32,133,392,
                GNMA's, 6.50% to 9.00%, due 06/15/08 to 12/15/36)                      10/08/97           5.51         20,000,000
 -----------                                                                                                          -----------
 177,000,000    Total Repurchase Agreements                                                                           177,000,000
 -----------                                                                                                          -----------
U.S. Government Obligations (52.43%)
-----------------------------------------------------------------------------------------------------------------------------------
 $40,000,000    U.S. Treasury Bills                                                    10/02/97           4.20%       $39,995,333
  40,000,000    U.S. Treasury Bills                                                    10/02/97           3.25         39,996,389
  35,000,000    U.S. Treasury Bills                                                    10/02/97           2.25         34,997,813
   5,000,000    U.S. Treasury Bills                                                    12/11/97           5.24          4,949,659
   5,000,000    U.S. Treasury Bills                                                    01/08/98           5.43          4,927,675
   2,000,000    U.S. Treasury Bills                                                    02/05/98           5.80          1,961,053
   5,000,000    U.S. Treasury Bills                                                    03/05/98           5.63          4,885,365
   2,000,000    U.S. Treasury Bills                                                    03/05/98           5.72          1,953,414
   2,000,000    U.S. Treasury Bills                                                    03/05/98           5.74          1,953,155
   5,000,000    U.S. Treasury Notes, 5.62%                                             10/31/97           5.56          4,999,180
   5,000,000    U.S. Treasury Notes, 5.25%                                             12/31/97           5.45          4,994,878
   5,000,000    U.S. Treasury Notes, 5.25%                                             12/31/97           5.33          4,996,209
   5,000,000    U.S. Treasury Notes, 5.12%                                             03/31/98           5.37          4,990,754
   5,000,000    U.S. Treasury Notes, 6.12%                                             03/31/98           5.42          5,012,495
   5,000,000    U.S. Treasury Notes, 5.87%                                             04/30/98           5.39          5,008,271
   5,000,000    U.S. Treasury Notes, 5.87%                                             04/30/98           5.39          5,008,185
   5,000,000    U.S. Treasury Notes, 6.12%                                             05/15/98           5.36          5,016,786
   5,000,000    U.S. Treasury Notes, 6.12%                                             05/15/98           5.43          5,014,661
   5,000,000    U.S. Treasury Notes, 6.25%                                             06/30/98           5.44          5,022,045


--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------


================================================================================


      Face                                                                            Maturity                           Value
     Amount                                                                             Date            Yield           (Note 1)
     ------                                                                             ----            -----           --------
U.S. Government Obligations (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
 $ 5,000,000    U.S. Treasury Notes, 6.25%                                             07/31/98           5.53%      $  5,021,803
   5,000,000    U.S. Treasury Notes, 4.75%                                             08/31/98           5.59          4,956,157
 -----------                                                                                                         ------------
 196,000,000    Total U.S. Government Obligations                                                                     195,661,280
 -----------                                                                                                         ------------
                Total Investments (99.85%) Cost ($372,661,280+)                                                       372,661,280
                Cash and Other Assets, Net of Liabilities (0.15%)                                                         578,262
                                                                                                                     ------------
                Net Assets (100%)                                                                                    $373,239,542
                                                                                                                     ============
                Net Asset Value offering and redemption price per share:
                Class A Shares, 365,503,375 shares outstanding (Note 3)                                              $       1.00
                                                                                                                     ============
                Class B Shares,   7,736,167 shares outstanding (Note 3)                                              $       1.00
                                                                                                                     ============

                +   Aggregate cost for federal income tax purposes is identical.



--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30,1997
(UNAUDITED)
================================================================================


                                                                     Money Market                U.S. Treasury
                                                                      Portfolio                    Portfolio
                                                                    --------------              ---------------
INVESTMENT INCOME
 Income:
    Interest...................................................   $        7,290,363           $       9,326,113
                                                                  ------------------           -----------------
 Expenses: (Note 2)
    Investment management fee..................................              154,506                     203,630
    Administration fee.........................................               64,378                      84,846
    Distribution fee (Class A).................................               58,360                     416,016
    Custodian expenses.........................................               20,613                      22,940
    Shareholder servicing and related shareholder expenses.....               28,448                      35,073
    Legal, compliance and filing fees..........................               31,596                      23,962
    Audit and accounting.......................................               38,949                      33,914
    Trustees' fees ............................................                3,372                       3,538
    Amortization of organization costs.........................                5,150                          --
    Miscellaneous..............................................                3,149                       2,608
                                                                  ------------------           -----------------
        Total expenses.........................................              408,521                     826,527
        Less:
          Fees waived (Note 2).................................  (           106,157)          (         118,784)
          Expenses paid indirectly.............................  (             5,099)          (          16,338)
                                                                  ------------------            -----------------
                Net expenses...................................              297,265                     691,405
                                                                  ------------------           -----------------
 Net investment income.........................................            6,993,098                   8,634,708

REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments.......................                  746                         -0-
                                                                  ------------------           -----------------
 Increase in net assets from operations........................   $        6,993,844           $       8,634,708
                                                                  ==================           =================




--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                              Money Market Portfolio                  U.S. Treasury Portfolio
                                                              ----------------------                  -----------------------

                                                          Six Months                             Six Months
                                                            Ended               Year               Ended                Year
                                                       September 30, 1997      Ended          September 30, 1997       Ended
                                                          (Unaudited)      March 31, 1997        (Unaudited)       March 31, 1997
                                                           ---------       --------------         ---------        --------------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
    Net investment income............................   $   6,993,098        $   8,746,758     $   8,634,708        $  14,333,683
    Net realized gain (loss) on investments..........             746                  287            -0-                   3,711
                                                        -------------        -------------     -------------        -------------
    Increase in net assets from operations...........       6,993,844            8,747,045         8,634,708           14,337,394
 Dividends to shareholders:
    Net investment income
      Class A........................................   (   1,218,570)       (     581,612)    (   8,459,644)       (  14,207,747)
      Class B........................................   (   5,774,528)       (   8,165,146)    (     175,064)       (     125,936)

    Net realized gain on investments
      Class A........................................   (         106)              --                --            (       3,638)
      Class B........................................   (         640)       (         287)           --            (          73)
 Capital share transactions (Note 3):
      Class A........................................      49,195,196           38,214,898        55,213,420           18,542,509
      Class B........................................       5,246,867           31,243,369     (      63,056)           7,799,223
                                                        -------------        -------------      ------------        -------------
      Total increase (decrease)......................      54,442,063           69,458,267        55,150,364           26,341,732
 Net assets:
      Beginning of period............................     196,745,292          127,287,025       318,089,178          291,747,446
                                                        -------------        -------------     -------------        -------------
      End of period..................................   $ 251,187,355        $ 196,745,292     $ 373,239,542        $ 318,089,178
                                                        =============        =============     =============        =============




--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================

1. Summary of Accounting Policies.

Institutional Daily Income Fund (the "Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund offers investors three managed portfolios of money market instruments: U.S. Treasury Portfolio, Money Market Portfolio and Municipal Portfolio. Presently only the Money Market Portfolio and U.S. Treasury Portfolio have been activated. Each Portfolio has two classes of stock authorized, Class A and Class B. The Class A shares of each Portfolio are subject to a service fee pursuant to each Portfolio's distribution and service plan. The Class B shares are not subject to a service fee. Additionally, each Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and minor transfer agent expenses, In all other respects, the Class A and Class B shares represent the same interest in the income and assets of each respective Portfolio. Distribution of Class A shares of the Money Market Portfolio commenced April 6, 1995. All Portfolio shares outstanding before April 6, 1995 were designated as Class A shares. Distribution of Class B shares of the U.S. Treasury Portfolio commenced November 18, 1996. All Portfolio shares outstanding before November 18, 1996 were designated as Class A shares.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows.

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no
     provision   for  federal   income  tax  is  required.

     c)  Dividends  and   Distributions  -
     Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General
     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.


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

--------------------------------------------------------------------------------


================================================================================

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, each Portfolio pays an investment management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of .12% of the Portfolio's average daily net assets.

Pursuant to an Administrative Services Contract each Portfolio pays to the Manager an annual fee of .05% of the Portfolio's average daily net assets.

Pursuant to a distribution and service plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class A shares of the Fund only). For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio with respect only to the Class A shares, a service fee equal to .25% per annum of each Portfolio's average daily net assets.

During the period ended September 30, 1997, the Manager voluntarily waived investment management fees and administration fees of $67,531 and $38,626, respectively, for the Money Market Portfolio and $67,877 and $50,907, respectively, for the U.S. Treasury Portfolio.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $25,673 and $33,859 paid to Reich & Tang Services, L.P., an affiliate of the Manager, as servicing agent for the Fund, for the Money Market Portfolio and U.S. Treasury Portfolio, respectively.

Included in the Statements of Operations under the captions "Custodian expenses" and "Shareholder servicing and related shareholder expenses" are expense offsets of $5,099 and $16,338 for the Money Market Portfolio and U.S. Treasury Portfolio, respectively.

3. Transactions in Shares of Beneficial Interest.

At September 30, 1997, an unlimited number of shares of beneficial interest were authorized and capital paid in for the Money Market Portfolio and the U.S. Treasury Portfolio amounted to $251,187,355 and $373,239,542, respectively. Transactions in shares of beneficial interest, all at $1.00 per share, were as follows:









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

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
3. Transactions in Shares of Beneficial Interest. (Continued)

                                                     Money Market Portfolio
                                           -----------------------------------------
                                            Six Months Ended            Year Ended
                                           September 30, 1997         March 31, 1997
                                           ------------------         --------------
 CLASS A
 -------
 Sold....................................    $  270,957,975           $  225,303,821
 Issued on reinvestment of dividends.....         1,127,077                  511,560
 Redeemed................................    (  222,889,856)          (  187,600,483)
                                              -------------            -------------
 Net increase (decrease).................        49,195,196               38,214,898
                                              =============            =============

                                            Six Months Ended            Year Ended
                                           September 30, 1997         March 31, 1997
                                           ------------------         --------------
 CLASS B
 -------
 Sold....................................    $  471,082,517           $  585,658,049
 Issued on reinvestment of dividends.....         5,486,673                6,523,737
 Redeemed................................    (  471,322,323)           ( 560,938,417)
                                              -------------             ------------
 Net increase (decrease).................         5,246,867               31,243,369
                                              =============             ============

                                                     U.S. Treasury Portfolio
                                           -----------------------------------------
                                            Six Months Ended            Year Ended
                                           September 30, 1997         March 31, 1997
                                           ------------------         --------------
 CLASS A
 -------
 Sold....................................    $  404,759,922           $  566,923,016
 Issued on reinvestment of dividends.....         8,199,512               14,118,326
 Redeemed................................    (  357,746,014)          (  562,498,833)
                                              -------------             ------------
 Net increase (decrease).................        55,213,420               18,542,509
                                              =============             ============

                                                                      November 18, 1996
                                            Six Months Ended     (Commencement of Sales) to
                                           September 30, 1997        September 30, 1997
 CLASS B                                   ------------------        ------------------
 -------
 Sold....................................    $    8,115,601           $    9,174,613
 Issued on reinvestment of dividends.....           175,063                  126,008
 Redeemed................................    (    8,353,720)          (    1,501,398)
                                              -------------            -------------
 Net increase (decrease).................    (       63,056)               7,799,223
                                              =============            =============


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


================================================================================

4. Financial Highlights.

                                                                              Money Market Portfolio
                                                   -----------------------------------------------------------------------------
                                                        Six Months              For the Year               April 6, 1995
                                                          Ended                     Ended             (Commencement of Sales) to
                                                   September 30, 1997          March 31, 1997              March 31, 1996
CLASS A                                            ------------------          --------------              --------------
-------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period.............   $    1.00                  $    1.00                   $    1.00
                                                     ----------                 ----------                  ----------
 Income from investment operations:
    Net investment income.........................        0.026                      0.050                       0.054
 Less distributions:
    Dividends from net investment income..........   (    0.026)                (    0.050)                 (    0.054)
                                                      ---------                  ---------                   ---------
 Net asset value, end of period...................   $    1.00                  $    1.00                   $    1.00
                                                     ==========                 ==========                  ==========
 Total Return.....................................        5.35%*                     5.16%                       5.58%*
 Ratios/Supplemental Data
 Net assets, end of period (000)..................   $   87,415                 $   38,220                  $        5
 Ratios to average net assets:
    Expenses (net of fees waived and reimbursed)..        0.44%*+                    0.42%+                      0.41%*+
    Net investment income.........................        5.22%*                     5.07%                       5.46%*
 Expenses paid indirectly.........................        0.00%*                     0.01%                       0.04%
 Management and administration fees waived........        0.08%*                     0.09%                       0.13%
 Expenses reimbursed..............................        --                         --                          0.03%
                                                                              Money Market Portfolio
                                                   -----------------------------------------------------------------------------
                                                                                For the Year
                                                                                   Ended
                                                        Six Months                March 31,                April 14, 1995
CLASS A                                                   Ended           ------------------------    (Commencement of Sales) to
-------                                            September 30, 1997        1997           1996           March 31, 1995
                                                   ------------------     ----------    ----------         --------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
    Net asset value, beginning of period..........   $    1.00            $    1.00      $    1.00         $    1.00
                                                     ----------           ----------     ----------        ----------
 Income from investment operations:
    Net investment income.........................        0.027                0.053          0.057             0.045
 Less distributions:
    Dividends from net investment income..........   (    0.027)          (    0.053)    (    0.057)       (    0.045)
                                                      ---------            ---------      ---------         ---------
 Net asset value, end of period...................   $    1.00            $    1.00      $    1.00         $    1.00
                                                     ==========           ==========     ==========        ==========
 Total Return.....................................        5.62%*               5.42%          5.85%             5.16%*
 Ratios/Supplemental Data
 Net assets, end of period (000)..................   $  163,772           $  158,525     $  127,282        $   35,857
 Ratios to average net assets:
    Expenses (net of fees waived and reimbursed)..        0.19%*+              0.17%+         0.16%+            0.02%*
    Net investment income.........................        5.48%*               5.29%          5.64%             5.14%*
 Expenses paid indirectly.........................        0.00%*               0.01%          0.04%             --
 Management and administration fees waived........        0.08%*               0.09%          0.13%             0.13%
 Expenses reimbursed..............................        --                   --             0.03%             0.25%

 *  Annualized
 +  Includes expenses paid indirectly.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

4. Financial Highlights. (Continued)

                                                                          U.S. Treasury Portfolio
                                                   -----------------------------------------------------------------------------
                                                        Six Months              For the Year              November 29, 1995
                                                          Ended                     Ended           (Commencement of Operations) to
                                                   September 30, 1997          March 31, 1997              March 31, 1996
CLASS A                                            ------------------          --------------              --------------
-------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period.............   $     1.00                 $     1.00                  $     1.00
                                                     -----------                -----------                 -----------
 Income from investment operations:
    Net investment income.........................         0.025                      0.049                       0.017
 Less distributions:
    Dividends from net investment income..........   (     0.025)               (     0.049)                 (    0.017)
                                                      ----------                 ----------                   ---------
 Net asset value, end of period...................   $     1.00                 $     1.00                  $     1.00
                                                     ===========                ===========                 ===========
 Total Return.....................................         5.20%*                     5.00%                       5.18%*
 Ratios/Supplemental Data
 Net assets, end of period (000)..................   $   365,503                $   310,290                 $   291,747
 Ratios to average net assets:
    Expenses (net of fees waived and reimbursed)..         0.42%*+                    0.42%+                      0.43%*
    Net investment income.........................         5.08%*                     4.89%                       5.07%*
 Expenses paid indirectly.........................         0.01%*                     0.01%                       --
 Management and administration fees waived........         0.07%*                     0.05%                       0.08%
                                                                      U.S. Treasury Portfolio
                                                      ------------------------------------------------------
                                                             Six Months                November 18, 1996
                                                               Ended               (Commencement of Sales) to
                                                        September 30, 1997                March 31, 1997
                                                        ------------------                --------------
CLASS B
-------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period.............         $       1.00                    $       1.00
                                                           -------------                   -------------
 Income from investment operations:
    Net investment income.........................                 0.027                           0.019
 Less distributions:
    Dividends from net investment income..........         (       0.027)                  (       0.019)
                                                           -------------                    ------------
 Net asset value, end of period...................         $       1.00                           $1.00
                                                           =============                    ============
 Total Return.....................................                 5.46%*                          5.27%*
 Ratios/Supplemental Data
 Net assets, end of period (000)..................         $       7,736                    $      7,799
 Ratios to average net assets:
    Expenses (net of fees waived and reimbursed)..                 0.17%*+                         0.17%*+
    Net investment income.........................                 5.33%*                          5.14%*
 Expenses paid indirectly.........................                 0.01%*                          0.01%*
 Management and administration fees waived........                 0.07%*                          0.05%*


 *   Annualized
 +   Includes expenses paid indirectly.


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

--------------------------------------------------------------------------------




INSTITUTIONAL
DAILY
INCOME FUND








                              Semi-Annual Report
                              September 30, 1997
                                  (Unaudited)










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------


Institutional Daily Income Fund
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, L.P.
     600 Fifth Avenue
     New York, New York 10020

Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105

Transfer Agent &
     Dividend Disbursing Agent
     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, New York 10020



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